3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John M. Ford

direct dial: 215.981.4009

fordj@pepperlaw.com

July 31, 2018

Division of Investment Management

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Equinox Funds Trust (the “Trust”)

1940 Act File No. 811-22447

1933 Act File No. 333-168569

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 106 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of incorporating certain material changes into the Prospectus SAI for the Equinox Ampersand Strategy Fund (the “Fund”). Specifically, the Fund’s Prospectus and SAI were revised in connection with the change to the investment strategy of the Fund and a reduction in the investment advisory fee.

Please direct any questions concerning this letter to the undersigned at 215.981.4009.

Very truly yours,

/s/ John M. Ford
John M. Ford

cc:	Robert J. Enck, President of Equinox Funds Trust

John P. Falco, Esq.

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